Equity Narrative (Detail) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share capital [member]
Equity narrative [line items]
Par value per share	€ 0.058	€ 0.058	€ 0.058
Average price per share, capital increase via exerciese of warrants	€ 4.5
Reserves [member]
Equity narrative [line items]
Legal reserves percent increase	5.00%
Legal reserve max percent of capital	10.00%
Non-controlling interest [Member]
Equity narrative [line items]
Non-controlling interest percent in Engimplan	25.00%
Non-controlling interest percent in rapdit fit	17.00%
RapidFit+ [member]
Equity narrative [line items]
Non-controlling interest amount Engimplan	€ 3,107
Written put option Rapid Fit Plus	875	€ 845	€ 788
Written put option Rapid Fit Plus undiscounted estimated redemption amount	875	875	€ 875
Written put option Rapid Fit Plus initial reclassification from non-controlling interest	264
Written put option Rapid Fit Plus iniitial reclassification from consolidated reserves	64
Written put option Rapid Fit Plus increase/decrease written put option	€ 273
Issued dilution warrants to non-controlling interest	10
Net capital increase in cash - public offering		€ 55,572